Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Consumer Discretionary Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Consumer Discretionary Fund - Class A
Bar Chart Table:
Annual Return 2013	40.56%
Annual Return 2014	9.48%
Annual Return 2015	3.83%
Annual Return 2016	4.14%
Annual Return 2017	21.77%
Annual Return 2018	(1.36%)
Annual Return 2019	26.64%
Annual Return 2020	36.14%
Annual Return 2021	18.87%
Annual Return 2022	(35.18%)